Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Noncontrolling Interest	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 232,043	$ 30,710	$ 26,510,949	$ 2,995,249	$ (53,761,626)	$ (23,992,675)
Beginning Balance, Shares at Dec. 31, 2014	4,343,000	2,047,309
Net income (loss)					(8,836,362)	(8,836,362)
Income attributable to the non controlling interest				17,440	(17,440)	0
Return of capital to noncontrolling member				(34,881)		(34,881)
Extinguishment of debt, Amount						0
Ending Balance, Amount at Dec. 31, 2015	$ 232,043	$ 30,710	26,510,949	2,977,808	(62,615,428)	(32,863,918)
Ending Balance, Shares at Dec. 31, 2015	4,343,000	2,047,309
Net income (loss)					(37,189,679)	(37,189,679)
Income attributable to the non controlling interest				7,097	(7,097)	0
Return of capital to noncontrolling member				(14,200)		(14,200)
Acquisition of 25% interest in Dolphin Kids Clubs LLC			(921,122)	(2,970,705)		(3,891,827)
Issuance of common stock during the period, Shares		187,572
Issuance of common stock during the period, Amount		$ 2,814	1,872,189			1,875,003
Extinguishment of debt, Shares		3,078,980
Extinguishment of debt, Amount		$ 46,185	37,236,639			37,282,824
Issuance of common stock for convertible debt, Shares		632,800
Issuance of common stock for convertible debt, Amount		$ 9,492	$ 3,154,508			$ 3,164,000
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock	$ 1,000,000
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock	100,000		(5,227,247)			(5,127,247)
Issuance of Series B Preferred, Shares	(3,300,000)	1,567,500
Issuance of Series B Preferred, Amount	$ (330,000)	$ 23,513	$ 6,246,734			$ 5,940,247
Retirement of Series A Preferred, Shares	(1,043,000)
Retirement of Series A Preferred, Amount	$ (1,043)		(1,041,957)			(1,043,000)
Ending Balance, Amount at Dec. 31, 2016	$ 1,000	$ 107,968	67,835,439	0	(99,812,204)	(31,867,797)
Ending Balance, Shares at Dec. 31, 2016	1,000,000	7,197,761
Net income (loss)					3,402,623	3,402,623
Issuance of common stock during the period, Shares		50,000
Issuance of common stock during the period, Amount		$ 750	499,250			500,000
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock						0
Issuance of shares from partial exercise of Warrant E and exercise of all of Warrants J and K, Shares		1,332,885
Issuance of shares from partial exercise of Warrant E and exercise of all of Warrants J and K, Amount		$ 19,993	9,960,107			9,980,100
Issuance of shares for payment of services, Shares		3,254
Issuance of shares for payment of services, Amount		$ 49	34,118			34,167
Issuance of shares related to acquisition of West, Shares		837,415
Issuance of shares related to acquisition of West, Amount		$ 12,562	15,613,785			15,626,347
Retirement of Series A Preferred, Shares		(75,919)
Retirement of Series A Preferred, Amount		$ (1,139)	(698,861)			(700,000)
Ending Balance, Amount at Jun. 30, 2017	$ 1,000	$ 140,181	$ 93,243,840	$ 0	$ (96,409,581)	$ (3,024,560)
Ending Balance, Shares at Jun. 30, 2017	1,000,000	9,345,396